Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001900720
Amendment Description	Amendment No.1
Document Type	F-1/A
Entity Registrant Name	EPWK HOLDINGS LTD.
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	7389
Entity Address, Address Line One	Building #2, District A, No. 359 Chengyi Rd.
Entity Address, Address Line Two	The third phase of Xiamen Software Park
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	361021
City Area Code	+86
Local Phone Number	400-6999467
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY